Stock Option Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options	3,318
Weighted-Average Remaining Life (years)	9 months 18 days
Weighted-Average Exercise Price	$ 34.69
Exercise Price Range 30.00-39.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, low	$ 30.00
Range of Exercise Prices, high	$ 39.99
Stock Options	3,273
Weighted-Average Remaining Life (years)	9 months 18 days
Weighted-Average Exercise Price	$ 34.58
Exercise Price Range 40.00-49.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, low	$ 40.00
Range of Exercise Prices, high	$ 49.99
Stock Options	45
Weighted-Average Remaining Life (years)	3 months 18 days
Weighted-Average Exercise Price	$ 42.99